Fair value (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Fair Value of Financial Assets and Liabilities Measured at Fair Value

The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy:

	Level I	Level II	Level III	Total 2017
Assets carried at fair value
Available-for-sale
Shares	51	151	288	490
Debt securities	26,338	52,415	1,447	80,200
Money market and other short-term instruments	1,664	5,026	-	6,690
Other investments at fair value	-	208	583	791
	28,053	57,800	2,318	88,170

Fair value through profit or loss
Shares	226	232	604	1,062
Debt securities	1,964	2,175	4	4,144
Money market and other short-term instruments	17	102	-	119
Other investments at fair value	1	539	1,255	1,795
Investments for account of policyholders 1)	115,323	76,302	1,784	193,409
Derivatives	68	5,787	57	5,912
Investments in real estate	-	-	2,147	2,147
Investments in real estate for policyholders	-	-	655	655
	117,599	85,137	6,506	209,241

Revalued amounts
Real estate held for own use	-	-	307	307
	-	-	307	307
Total assets at fair value	145,652	142,937	9,130	297,718

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	36,950	219	37,169
Borrowings 3)	-	536	-	536
Derivatives	34	5,251	1,845	7,130
Total liabilities at fair value	34	42,738	2,064	44,835
[1]	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
[2]	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
[3]	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Note that the investment contracts for account of policyholders previously reported as Level I have been reclassified to Level II, as the value of these liabilities is directly derived from the fair value of the linked investments for account of policyholders. The comparative numbers have been adjusted accordingly. These reclassifications had no effect on net income, shareholders’ equity or earnings per share.

	Level I	Level II	Level III	Total 2016
Assets carried at fair value
Available-for-sale
Shares	119	312	393	824
Debt securities	29,386	69,702	1,966	101,054
Money market and other short-term instruments	-	6,776	-	6,776
Other investments at fair value	-	453	754	1,206
	29,504	77,243	3,112	109,860

Fair value through profit or loss
Shares	288	152	50	490
Debt securities	27	2,082	6	2,115
Money market and other short-term instruments	-	317	-	317
Other investments at fair value	1	961	1,257	2,219
Investments for account of policyholders 1)	125,997	75,202	1,726	202,924
Derivatives	41	8,169	108	8,318
Investments in real estate	-	-	1,999	1,999
Investments in real estate for policyholders	-	-	686	686
	126,355	86,883	5,831	219,069

Revalued amounts
Real estate held for own use	-	-	332	332
	-	-	332	332
Total assets at fair value	155,860	164,126	9,275	329,261

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	42,627	176	42,803
Borrowings 3)	-	610	-	610
Derivatives	64	6,347	2,467	8,878
Total liabilities at fair value	64	49,584	2,643	52,290
[1]	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
[2]	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
[3]	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis

The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

		Total 2017		Total 2016
	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I
Assets carried at fair value
Available-for-sale
Shares	1	1	-	-
Debt securities	12	-	5	69
Money markets and other short-term instruments	-	1,664	-	-
	13	1,666	5	69
Fair value through profit or loss
Shares	124	19	-	-
Investments for account of policyholders	12	30	3	(1)
	136	49	3	(1)
Total assets at fair value	149	1,714	8	68

Investment contracts for account of policyholders	1	-	-	-
Total liabilities carried at fair value	1	-	-	-

Disclosures of Changes in Level 3 Assets

The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Assets carried at fair value	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
Available-for-sale
Shares	393	54	(46)	68	(112)	(35)	(34)	-	-	-	-	288	-
Debt securities	1,966	39	(2)	678	(149)	(890)	(186)	-	203	(211)	-	1,447	-
Other investments at fair value	754	(112)	(109)	194	(48)	(9)	(87)	-	1	-	-	583	-
	3,112	(19)	(158)	939	(309)	(935)	(307)	-	205	(211)	-	2,318	-

Fair value through profit or loss
Shares	50	(11)	-	583	(18)	-	-	-	-	-	-	604	(11)
Debt securities	6	-	-	-	-	-	(1)	-	-	-	-	4	1
Other investments at fair value	1,257	23	-	378	(350)	-	(162)	-	341	(233)	-	1,255	20
Investments for account of policyholders	1,726	11	-	671	(622)	-	(27)	-	32	(8)	-	1,784	30
Derivatives	108	(33)	-	-	-	-	(2)	(16)	-	-	-	57	(21)
Investments in real estate	1,999	193	-	246	(202)	-	(89)	-	-	-	-	2,147	77
Investments in real estate for policyholders	686	38	-	10	(53)	-	(26)	-	-	-	-	655	38
	5,831	220	-	1,889	(1,245)	-	(306)	(16)	374	(241)	-	6,506	134

Revalued amounts
Real estate held for own use	332	(2)	8	(3)	(4)	-	(24)	-	-	-	-	307	(3)
	332	(2)	8	(3)	(4)	-	(24)	-	-	-	-	307	(3)
Total assets at fair value	9,275	199	(150)	2,826	(1,558)	(935)	(638)	(16)	578	(452)	-	9,130	131

Liabilities carried at fair value
Investment contracts for account of policyholders	176	7	-	60	(21)	-	(12)	-	10	(2)	-	219	(2)
Derivatives	2,467	(828)	-	-	300	-	(75)	10	-	-	(30)	1,845	(745)
	2,643	(821)	-	60	279	-	(87)	10	10	(2)	(30)	2,064	(747)

[1]	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
[2]	Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.
[3]	Total gains / (losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
Available-for-sale
Shares	293	27	(7)	161	(92)	(1)	11	-	-	-	-	393	-
Debt securities	4,144	1	92	443	(262)	(287)	39	-	651	(2,854)	-	1,966	-
Other investments at fair value	928	(177)	20	240	(133)	(141)	18	-	-	(1)	-	754	-
	5,365	(150)	105	845	(487)	(429)	68	-	651	(2,856)	-	3,112	-

Fair value through profit or loss
Shares	-	3	-	48	-	-	-	-	-	-	-	50	3
Debt securities	6	(1)	-	-	-	-	-	-	-	-	-	6	-
Other investments at fair value	1,265	(44)	-	178	(277)	-	35	-	419	(321)	-	1,257	(42)
Investments for account of policyholders	1,745	22	-	469	(395)	-	(35)	-	8	(88)	-	1,726	23
Derivatives	222	(285)	-	75	108	-	(12)	-	-	-	-	108	(287)
Investments in real estate	1,990	70	-	120	(215)	-	19	15	-	-	-	1,999	118
Investments in real estate for policyholders	1,022	(26)	-	81	(260)	-	(131)	-	-	-	-	686	22
	6,250	(261)	-	971	(1,039)	-	(123)	15	427	(409)	-	5,831	(163)

Revalued amounts
Real estate held for own use	338	(9)	8	5	-	-	6	(15)	-	-	-	332	5
	338	(9)	8	5	-	-	6	(15)	-	-	-	332	5
Total assets at fair value	11,954	(420)	113	1,821	(1,527)	(429)	(49)	-	1,077	(3,264)	-	9,275	(159)

Liabilities carried at fair value
Investment contracts for account of policyholders	156	(14)	-	45	(12)	-	2	-	-	(2)	-	176	1
Derivatives	2,104	542	-	-	(207)	-	28	-	-	-	-	2,467	562
	2,260	528	-	45	(219)	-	31	-	-	(2)	-	2,643	563

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
[2]	Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.
[3]	Total gains / (losses) for the period during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

Assets carried at fair value	Valuation technique 1)	Significant unobservable input 2)	December 31, 2017	Range (weighted average)	December 31, 2016	Range (weighted average)
Available-for-sale
Shares	Net asset value 3)	n.a.	231	n.a.	262	n.a.
	Other	n.a.	57	n.a.	131	n.a.
			288		393
Debt securities	Broker quote	n.a.	1,034	n.a.	1,389	n.a.
				1.04% - 2.72%		1.30% - 3.37%
	Discounted cash flow	Credit spread	116	(2.64%)	221	(3.08%)
	Other	n.a.	297	n.a.	355	n.a.
			1,447		1,966
Other investments at fair value
Tax credit investments	Discounted cash flow	Discount rate	528	5.8%	676	5.6%
Investment funds	Net asset value 3)	n.a.	31	n.a.	45	n.a.
Other	Other	n.a.	24	n.a.	32	n.a.
			583		754
At December 31			2,318		3,112

Fair value through profit or loss
Shares	Other	n.a.	604	n.a.	50	n.a.
Debt securities	Other	n.a.	4	n.a.	6	n.a.
			609		56

Other investments at fair value
Investment funds	Net asset value 3)	n.a.	1,246	n.a.	1,252	n.a.
Other	Other	n.a.	9	n.a.	5	n.a.
			1,255		1,257

Derivatives
Longevity swap	Discounted cash flow	Mortality	24	n.a.	27	n.a.
Longevity swap						-/- 0.21% -
	Discounted cash flow	Risk free rate	-	-	73	1.67% (1.01%)
Other	Other	n.a.	30	n.a.	4	n.a.
			54		104

Real estate
Investments in real estate	Direct capitalization	Capitalization		3.0% - 10.0%		4.8% - 10.5%
	technique	rate	496	(5.9%)	568	(6.3%)
	Appraisal value	n.a.	1,495	n.a.	1,237	n.a.
	Other	n.a.	155	n.a.	193	n.a.
			2,147		1,999
At December 31			4,065		3,415

Revalued amounts
Real estate held for own use	Direct capitalization	Capitalization		6.0% - 10.0%		6.5% - 9.5%
	technique	rate	157	(7.9%)	178	(7.9%)
	Appraisal value	n.a.	115	n.a.	120	n.a.
	Other	n.a.	35	n.a.	34	n.a.
At December 31			307		332
Total assets at fair value 4)			6,689		6,859

Liabilities carried at fair value
Derivatives
Embedded derivatives in		Own credit		0.2% - 0.3%		0.4% - 0.5%
insurance contracts	Discounted cash flow	spread	1,831	(0.22%)	2,083	(0.4%)
Longevity swap	Discounted cash flow	Mortality	10	n.a.	-	n.a.
Other	Other	n.a.	3	n.a.	384	n.a.
Total liabilities at fair value			1,845		2,467
[1]	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
[2]	Not applicable (n.a.) has been included when no significant unobservable assumption has been identified.
[3]	Net asset value is considered the best approximation to the fair value of these financial instruments.
[4]	Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net income or equity. The effect on total assets is offset by the effect on total liabilities. Derivatives exclude derivatives for account of policyholders amounting to EUR 3 million (2016: EUR 4).

Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives

The table below presents the impact on a fair value measurement of a change in the own credit spread by 20 basis points included in the discount rate.

	December 31, 2017	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2016	Effect of reasonably possible alternative assumptions (+/-)
		Increase	Decrease		Increase	Decrease

Financial liabilities carried at fair value
Embedded derivatives in insurance contracts	1,831	125	(120)	2,083	205	(194)

Carrying Values and Estimated Fair Values of Assets and Liabilities

The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2017	Carrying amount December 31, 2017	Estimated fair value hierarchy			Total estimated fair value December 31, 2017
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	33,562	-	-	38,076	38,076
Private loans - held at amortized cost	3,642	-	64	4,117	4,181
Other loans - held at amortized cost	2,164	6	1,991	166	2,164

Liabilities
Subordinated borrowings - held at amortized cost	764	791	162	-	953
Trust pass-through securities - held at amortized cost	133	-	137	-	137
Borrowings – held at amortized cost	13,099	2,116	28	11,355	13,499
Investment contracts - held at amortized cost	16,665	-	9,676	7,356	17,031

2016	Carrying amount December 31, 2016	Estimated fair value hierarchy			Total estimated fair value December 31, 2016
		Level I	Level II	Level III

Assets
Mortgage loans - held at amortized cost	33,696	-	-	38,498	38,499
Private loans - held at amortized cost	3,166	-	52	3,516	3,569
Other loans - held at amortized cost	2,441	-	2,292	148	2,441

Liabilities
Subordinated borrowings - held at amortized cost	767	703	140	-	844
Trust pass-through securities - held at amortized cost	156	-	141	-	141
Borrowings – held at amortized cost	12,543	2,138	31	10,766	12,935
Investment contracts - held at amortized cost	19,217	-	8,951	10,797	19,748

Carrying Values and Estimated Fair Values of Assets and Liabilities

The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2017		2016
	Trading	Designated	Trading	Designated

Investments for general account	78	7,042	66	5,076

Investments for account of policyholders	-	193,409	-	202,924

Derivatives with positive values not designated as hedges	5,430	-	6,935	-
Total financial assets at fair value through profit or loss	5,508	200,451	7,001	208,001

Investment contracts for account of policyholders	-	37,169	-	42,803

Derivatives with negative values not designated as hedges	6,792	-	8,386	-

Borrowings	-	536	-	610

Total financial liabilities at fair value through profit or loss	6,792	37,705	8,386	43,413

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities

Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2017		2016
	Trading	Designated	Trading	Designated

Net gains and (losses)	13,924	5,679	6,509	8,815

Assets and liabilities classified as held for sale [member]
Summary of Fair Value of Financial Assets and Liabilities Measured at Fair Value

	Level I	Level II	Level III	Total 2017
Assets carried at fair value
Fair value through profit or loss
Shares	139	-	-	139
Investments for account of policyholders	1,699	3,076	-	4,775
Derivatives	-	57	-	57
Total assets at fair value	1,837	3,133	-	4,971

Liabilities carried at fair value
Investment contracts for account of policyholders	-	3,518	-	3,518
Derivatives	-	41	33	74
Total liabilities at fair value	-	3,559	33	3,592